Schedule I - Parent Company Financial Information - Summary of Condensed Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2021	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Common stock par or stated value per share	$ 0.0001	$ 0.0001
Common stock shares authorized	315,000,000		55,659,643
Common stock shares issued	72,027,743		30,281,520
Common stock shares outstanding	72,027,743		30,281,520
Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000		$ 1,000
Temporary Equity, Shares Authorized	0		7,765,229
Temporary Equity, Shares Issued	0		7,756,158
Temporary Equity, Shares Outstanding	0		7,756,158	6,836,003
Series A1 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000		$ 1,000
Temporary Equity, Shares Authorized	0		10,480,538
Temporary Equity, Shares Issued	0		7,862,107
Temporary Equity, Shares Outstanding	0		7,862,107	6,949,524
Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000		$ 1,000
Temporary Equity, Shares Authorized	0		9,090,975
Temporary Equity, Shares Issued	0		9,090,975
Temporary Equity, Shares Outstanding	0		9,090,975	8,233,774
Series C Convertible Preferred Stock [Member]
Temporary Equity, Shares Authorized	0
Temporary Equity, Shares Issued	0
Temporary Equity, Shares Outstanding	0
Parent Company [Member]
Common stock par or stated value per share	$ 0.0001		$ 0.0001
Common stock shares authorized	315,000,000		55,659,643
Common stock shares issued	72,027,743		30,281,520
Common stock shares outstanding	72,027,743		30,281,520
Parent Company [Member] | Series A Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000		$ 1,000
Temporary Equity, Shares Authorized			7,765,229
Temporary Equity, Shares Issued			7,756,158
Temporary Equity, Shares Outstanding			7,756,158
Parent Company [Member] | Series A1 Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	1,000		$ 1,000
Temporary Equity, Shares Authorized			10,480,538
Temporary Equity, Shares Issued			7,862,107
Temporary Equity, Shares Outstanding			7,862,107
Parent Company [Member] | Series B Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	1,000		$ 1,000
Temporary Equity, Shares Authorized			9,090,975
Temporary Equity, Shares Issued			9,090,975
Temporary Equity, Shares Outstanding			9,090,975
Parent Company [Member] | Series C Convertible Preferred Stock [Member]
Temporary Equity, Par or Stated Value Per Share	$ 1,000		$ 1,000
Temporary Equity, Shares Authorized			6,872,894
Temporary Equity, Shares Issued			2,566,186
Temporary Equity, Shares Outstanding			2,566,186